Schedule Of Error Corrections And Prior Period Adjustments Text Block (Details)	9 Months Ended
Dec. 31, 2015 USD ($)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments Text Block 1	$ 830,378
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments Text Block 2	67,750
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments Text Block 3	898,128
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments Text Block 4	20,658,387
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments Text Block 5	(532,523)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments Text Block 6	20,125,864
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments Text Block 7	2,175,973
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments Text Block 8	(20,774)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments Text Block 9	2,155,199
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments Text Block 10	(22,960,490)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments Text Block 11	485,547
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments Text Block 12	$ (22,474,943)